Property, Plant, and Equipment	12 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30
	2011	2010
Machinery & equipment	237,377	237,377
Tooling	151,168	139,138
Computer equipment	97,465	94,383
Leasehold improvements	38,720	38,720
Furniture, fixtures and office equipment	13,951	17,033
	538,681	526,651
Less accumulated depreciation	505,812	494,412
	32,869	32,239

For the periods ended September 30, 2011 and 2010, the Company recorded depreciation expense of 9,877 and 17,602, respectively.